Label	Element	Value
Multi-Class Prospectus | PACE Intermediate Fixed Income Investments
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

August 12, 2022

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 26, 2021, as supplemented.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments, a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated BlackRock Financial Management, Inc. ("BlackRock") as subadvisor to the fund and BlackRock International Limited as sub-sub-advisor to the fund, effective as of the close of business on August 12, 2022. In addition, at the recommendation of UBS AM, the Board has appointed Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), to serve as a new subadvisor to the fund. BBH assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on August 12, 2022.

Second, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Strategic Fixed Income Investments, a series of the Trust. At the recommendation of UBS AM, the Board has appointed BBH to serve as a new subadvisor to the fund. BBH assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on August 12, 2022.

Third, this supplement updates certain information in the Prospectuses regarding PACE® International Emerging Markets Equity Investments' principal risks.

Lastly, this supplement updates certain information regarding the portfolio management teams of certain subadvisors to PACE® Large Co Value Equity Investments, PACE® Large Co Growth Equity Investments, PACE® International Equity Investments, PACE® International Emerging Markets Equity Investments, PACE® Global Real Estate Securities Investments, and PACE® Alternative Strategies Investments.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE Intermediate Fixed Income Investments

All references to "BlackRock Financial Management, Inc." or "BlackRock Financial" as a subadvisor and "BlackRock International Limited" or "BlackRock International" as sub-sub-advisor to PACE Intermediate Fixed Income Investments in the Prospectuses and SAI are hereby deleted.

II. PACE Strategic Fixed Income Investments

III. PACE International Emerging Markets Equity Investments

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Intermediate Fixed Income Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Principal investments" on page 10 of the Multi-Class Prospectus, beginning on page 12 of the Class P Prospectus and on page 10 of the Class P2 Prospectus is revised by replacing the first and second sentences of the first paragraph of that section with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, which may be represented by derivatives or investments in securities of other investment companies that invest primarily in fixed income securities. Such investments may include US government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities), municipal fixed income investments (including tax-exempt municipal securities), corporate bonds (including mortgage- and asset-backed securities of private issuers, Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds) and bank loans.

The same section of each Prospectus is revised by replacing the second sentence of the second paragraph of that section with the following:

The fund may also invest, in the aggregate, up to 20% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (commonly known as "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets. The fund may also invest in equity securities, such as preferred shares and securities convertible into stocks.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Principal risks" beginning on page 11 of the Multi-Class Prospectus, beginning on page 14 of the Class P

Prospectus and beginning on page 11 of the Class P2 Prospectus is revised by adding the following as principal risks of the fund:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipal bonds secured by revenues from public housing authorities may be subject to additional uncertainties relating to the possibility that proceeds may exceed supply of available mortgages to be purchased by public housing authorities, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Municipalities continue to experience difficulties in the current economic and political environment.

Structured security risk: The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that the fund's investment advisor did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

Investment company risk: Investments in open- or closed-end investment companies, including exchange-traded funds ("ETFs"), involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Loan investments risk: In addition to those risks typically associated with investments in debt securities, investments in bank loans are subject to the risk that the collateral securing a loan may not provide sufficient protection to the fund. With respect to participations in loans, the fund's contractual relationship is typically with the lender (rather than the borrower). Consequently, the fund may have limited rights of enforcement against the borrower and assumes the credit risk of both the lender and the borrower. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods that may be longer than seven days. Investments in bank loans may be relatively illiquid, which could adversely affect the value of these investments and the fund's ability to dispose of them.

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. Preferred stocks in which the fund may invest are also sensitive to interest rate changes. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities. The fund could lose all of its investment in a company's stock.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Risk/return bar chart and table" beginning on page 12 of the Multi-Class Prospectus, beginning on page

15 of the Class P Prospectus and beginning on page 12 of the Class P2 Prospectus is revised by replacing the second to last sentence of the first paragraph of that section with the following:

Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), assumed day-to-day management of the fund's assets on August 12, 2022.